Critical Accounting Judgments and Key Estimates and Assumptions	12 Months Ended
Dec. 31, 2025
Critical Accounting Judgments and Key Estimates and Assumptions [Abstract]
Critical accounting judgments and key estimates and assumptions

4. Critical accounting judgments and key estimates and assumptions

In applying the Group’s accounting policies, management must exercise judgment and make estimates which impact the carrying amounts of certain assets and liabilities. Estimates and related assumptions are based on historical experience and other factors considered relevant. Actual results may differ from these estimates.

The underlying estimates and assumptions are reviewed at least annually. The effects resulting from the revisions made to the accounting estimates are recognized in the period in which they are revised.

The following are the principal judgments and estimates made by Management during the process of applying the Group accounting policies which significantly affect the amounts recognized in the financial statements.

4.1 Fair value of transactions with related parties

The Group holds transactions with Banco Original, which is a related party. Judgment was required to estimate the terms of these transactions as if the same transactions had been made with third parties.

4.2 Consolidation of FIDC FGTS

In accordance with item 6 of IFRS 10, an investor controls an investee when it is exposed to, or has rights over, variable returns resulting from its involvement with the investee, and has the ability to influence those returns through its power. As detailed in Note 2.2, ‘Basis of Consolidation’, control is evidenced by the Group’s ability to control voting rights, which grants it significant influence over the administrative activities of the Receivables Investment Fund (FIDC FGTS). Additionally, the Group is the holder of all subordinated quotas, which implies that it retains all the risks associated with the operation of the FIDC FGTS. The described operation involves the assignment of receivables to the FIDC FGTS, which is considered a related party. As a result, the assets and liabilities of the PicPay Group and the FIDC FGTS are eliminated in the consolidated financial statements. This results in a co-obligation of the Group in relation to the quotas, as the Group is a subordinated quota holder. This subordinated position implies that the Group records both a liability and an expense corresponding to that liability.

The subordinated position not only confirms the Group’s financial responsibility but also indicates that it retains control over the receivables transferred to the FIDC FGTS. As a result, the Group continues to include the FIDC FGTS in its consolidated financial statements, reflecting its position of control and its exposure to the risks and returns from the assets of the FIDC FGTS.

4.3 Goodwill impairment analysis

For the purposes of impairment testing, the investments activities were the cash-generating units (“CGU’s”) in which goodwill was allocated. Impairment tests were performed and the recoverable amounts for the CGUs have been calculated as described in Note 12. The values assigned to the key assumptions represent management’s assessment in the relevant sector and have been based on data from both external and internal sources. Therefore, the discount rate, cashflow projections, long-term growth rate and other key assumptions may change as economic and market conditions change. The carrying amount and main assumptions used in determining the recoverable amounts are described in Note 12.

4.4 Expected Credit Losses - ECL

The Group recognizes expected credit losses (ECL) for credit card receivables and loans to customers. The ECL represents Management’s best estimate of the provision at each reporting date

The Group assesses the credit risk of credit card receivables and loans to customers to determine whether credit losses have occurred and to assess the adequacy of the provisions based on the current levels of credit risk, as well as other factors affecting credit losses as described in note 3.5.

4.5 Recognition and evaluation of deferred taxes

The Group recognizes deferred tax assets when there is a reasonable expectation of future taxable profits sufficient to consume the deferred taxes within a specified timeframe.

Concerning the Group’s deferred tax liabilities, recognition is mandatory as the liabilities are related to future accrual revenues from DI1 and DDI derivatives that must be taxed as they are realized.

Management has concluded that the significant amount of assets and liabilities deferred tax positions may be realized within the next five years.